Lease Liability - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)
Capital Leased Assets [Line Items]
Total monthly repayments of capital finance leases	7,000	25,000	$ 26,000
Leases, expiration dates	Expire at various dates from 2013 to 2016	Expire at various dates from 2013 to 2016